INVENTORIES	12 Months Ended
Sep. 30, 2020
Inventory Disclosure [Abstract]
INVENTORIES

Inventories were $0 and $7,103 as of September 30, 2020 and 2019, respectively. Inventories consisted primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale related to our TransTech business which shut down on June 30, 2020. There was a $0 and $28,000 reserve for impaired inventory as of September 30, 2020 and 2019, respectively.